CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash equivalents
Total cash and cash equivalents	R$ 13,590,776	R$ 6,835,057	R$ 3,249,127	R$ 4,387,453
Local
Cash and cash equivalents
Cash and banks	11,720,774	6,212,318
Cash equivalents
Fixed-term deposits	R$ 14,506	115,032
Local | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	83.46%
Local | Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	0.36%
Foreign
Cash equivalents
Fixed-term deposits	R$ 1,855,496	R$ 507,707
Foreign | Fixed | Fixed-term deposits
Cash equivalents
Average yield p.a. %	0.73%